Employee Benefits - Summary of Change in Plan Assets (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	₨ 2,674	₨ 2,085	₨ 1,782
Net interest on net defined benefit liability/(asset)	64	131	63
Net charge to statement of income	2,738	2,216	1,845
Actual return on plan assets	₨ 715	₨ 1,127	₨ 513